Statement of Additional Information Supplement

September 24, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 24, 2008 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 1, 2008

Effective September 16, 2008, Randy Takian replaced Ronald E. Robison as President and Principal Executive Officer of the Fund. Therefore, all references to Mr. Robison in the Statement of Additional Information are hereby deleted and replaced with Mr. Takian.

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The disclosure in the section of the Statement of Additional Information entitled "Shareholder Services Plans – Revenue Sharing" is hereby deleted and replaced with the following:

Revenue Sharing

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser or the Distributor ("Affiliated Entities"), certain insurance companies and/or other unaffiliated financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and/or retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of the Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder, or transaction processing services. Such payments are in addition to any shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Affiliated Entities, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  on Class I shares of certain Portfolios held directly in an Affiliated Entity's traditional brokerage accounts, an ongoing annual fee in an amount (i) up to 35% of each Portfolio's advisory fees accrued from the average daily net asset value of such shares or (ii) up to 0.25% of the total average monthly net asset value of such shares;

(2)  on Class P and H shares held directly in an Affiliated Entity's traditional brokerage accounts or held in non-Affiliated Entity accounts where the Affiliated Entity is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares; and

(3)  On Class I, P and H shares held in taxable accounts through any fee-based advisory program offered by an Affiliated Entity, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure for each Intermediary, are currently equal to an ongoing annual fee in an amount up to 0.10% of the total average daily net asset value of Class I, P and H shares held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such other Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entity or other Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or other Intermediary as to its compensation.

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The disclosure in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services – Dividend Disbursing and Transfer Agent" is hereby deleted and replaced with the following:

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804, provides dividend disbursing and transfer agency services for the Fund. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company Inc. a fee, which has been approved by the Fund's Board of Directors, generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The Fund and Morgan Stanley Services Company Inc. may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Portfolios. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Morgan Stanley Services Company Inc.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

September 24, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 24, 2008 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 9, 2008 (Class L Shares)

Effective September 16, 2008, Randy Takian replaced Ronald E. Robison as President and Principal Executive Officer of the Fund. Therefore, all references to Mr. Robison in the Statement of Additional Information are hereby deleted and replaced with Mr. Takian.

***

The disclosure in the section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans – Revenue Sharing" is hereby deleted and replaced with the following:

Revenue Sharing

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Portfolios, to certain affiliated entities of the Adviser or the Distributor ("Affiliated Entities"), certain insurance companies and/or other unaffiliated financial intermediaries, including recordkeepers and administrators of various deferred compensation plans ("Intermediaries"), in connection with the sale, distribution, marketing and/or retention of shares of the Portfolios and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to an Intermediary for, among other things, promoting the sale and distribution of Portfolio shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the Intermediary's financial advisors and consultants, providing assistance in the ongoing education and training of the Intermediary's financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Portfolios. The additional payments are generally based on current assets, but may also be based on other measures as determined from time to time by the Adviser and/or the Distributor (e.g., gross sales or number of accounts). The amount of these payments may be different for different Intermediaries.

With respect to Affiliated Entities, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

(1)  On Class L shares held directly in an Affiliated Entity's traditional brokerage accounts or held in non-Affiliated Entity accounts where the Affiliated Entity is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares; and

(2)  On Class L shares held in taxable accounts through any fee-based advisory program offered by an Affiliated Entity, an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments, which are made in accordance with the applicable compensation structure for each Intermediary, are currently equal to an ongoing annual fee in an amount up to 0.10% of the total average daily net asset value of Class L shares held in the applicable accounts.

The prospect of receiving, or the receipt of, additional compensation as described above by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such other Intermediaries and their financial advisors or other salespersons with an incentive to favor sales of shares of the Portfolios over other investment options with respect to which the Affiliated Entity or other Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Portfolio or the amount that a Portfolio receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Portfolio shares and should review carefully any disclosure provided by an Affiliated Entity or other Intermediary as to its compensation.

***

The disclosure in the section of the Statement of Additional Information entitled "Investment Advisory and Other Services – Dividend Disbursing and Transfer Agent" is hereby deleted and replaced with the following:

Dividend Disbursing and Transfer Agent

Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804, provides dividend disbursing and transfer agency services for the Fund. Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company Inc. a fee, which has been approved by the Fund's Board of Directors, generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The Fund and Morgan Stanley Services Company Inc. may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Portfolios. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Morgan Stanley Services Company Inc.

Please retain this supplement for future reference.